July 14, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc.
(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the BMO Alternative Strategies Fund, BMO Small-Cap Core Fund and BMO High Yield Bond Fund (the “Funds”), each a series of BMO Funds, Inc., please find a Preliminary Proxy Statement relating to a Joint Special Meeting of the Funds’ shareholders to be held on August 21, 2020. The Fund anticipates mailing definitive copies of the proxy statement to shareholders on or about August 3, 2020.

If you have any questions concerning this filing, please do not hesitate to contact me at 414-287-9514.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Margaret L. Johnson

Margaret L. Johnson